Schedule of Investments (unaudited) March 31, 2024	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Energy Equipment & Services — 7.4%
Patterson-UTI Energy, Inc.	103,950	$1,241,163
Saipem SpA(a)	1,697,250	4,146,002
Schlumberger NV	221,281	12,128,412
TechnipFMC PLC	229,050	5,751,445
Tenaris SA	200,650	3,967,097
Weatherford International PLC(a)	32,700	3,774,234

		31,008,353

Oil, Gas & Consumable Fuels — 92.9%
ARC Resources Ltd.	306,830	5,470,410
BP PLC	4,472,955	28,060,746
Canadian Natural Resources Ltd.	236,592	18,048,098
Cenovus Energy, Inc.	380,587	7,608,649
Cheniere Energy, Inc.	78,618	12,679,511
Chevron Corp.(b)	200,890	31,688,389
ConocoPhillips(c)	201,619	25,662,018
Diamondback Energy, Inc.	58,901	11,672,411
EOG Resources, Inc.	19,766	2,526,885
Exxon Mobil Corp.(b)(c)	614,730	71,456,215
Gazprom PJSC(a)(d)	879,200	95
Hess Corp.(c)	112,903	17,233,514
Kosmos Energy Ltd.(a)	729,084	4,345,341
Marathon Petroleum Corp.	92,095	18,557,142
PBF Energy, Inc., Class A	55,500	3,195,135
Pembina Pipeline Corp.	259,350	9,153,980
Permian Resources Corp., Class A	289,050	5,104,623
Shell PLC, ADR(c)	659,110	44,186,734
Targa Resources Corp.	89,150	9,983,909
TC Energy Corp.	251,650	10,113,932
TotalEnergies SE	254,161	17,483,578
Tourmaline Oil Corp.	127,283	5,950,930
Valero Energy Corp.	74,061	12,641,472
Williams Cos., Inc.	398,981	15,548,290

		388,372,007

Total Long-Term Investments — 100.3% (Cost: $262,421,929)		419,380,360

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(e)(f)	6,022,902	$6,022,902

Total Short-Term Securities — 1.4% (Cost: $6,022,902)		6,022,902

Total Investments Before Options Written — 101.7% (Cost: $268,444,831)		425,403,262

Options Written — (1.7)% (Premiums Received: $(3,203,838))		(7,193,512)

Total Investments, Net of Options Written — 100.0% (Cost: $265,240,993)		418,209,750

Liabilities in Excess of Other Assets — 0.0%		(154,294)

Net Assets — 100.0%		$418,055,456

(a)	Non-Income producing security.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,612,320	$2,410,582	(a)	$—	$—	$—	$6,022,902	6,022,902	$81,086	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Schlumberger NV	188	04/05/24	USD	51.00	USD	1,030	$(87,890)

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Shell PLC, ADR	62	04/05/24	USD	65.00	USD	416	$(13,795)
Shell PLC, ADR	394	04/05/24	USD	64.00	USD	2,641	(123,125)
Cheniere Energy, Inc.	84	04/12/24	USD	160.00	USD	1,355	(27,300)
Hess Corp.	152	04/12/24	USD	147.00	USD	2,320	(110,200)
Williams Cos., Inc.	492	04/12/24	USD	37.00	USD	1,917	(113,160)
Cenovus Energy, Inc.	300	04/19/24	CAD	25.00	CAD	812	(48,835)
Chevron Corp.	117	04/19/24	USD	155.00	USD	1,846	(51,480)
ConocoPhillips	202	04/19/24	USD	115.00	USD	2,571	(254,015)
Diamondback Energy, Inc.	102	04/19/24	USD	180.00	USD	2,021	(215,730)
Exxon Mobil Corp.	734	04/19/24	USD	105.00	USD	8,532	(834,925)
Marathon Petroleum Corp.	130	04/19/24	USD	175.00	USD	2,620	(355,550)
Patterson-UTI Energy, Inc.	234	04/19/24	USD	13.00	USD	279	(2,340)
Permian Resources Corp., Class A	519	04/19/24	USD	17.00	USD	917	(48,008)
Shell PLC, ADR	500	04/19/24	USD	67.50	USD	3,352	(47,500)
Targa Resources Corp.	147	04/19/24	USD	110.00	USD	1,646	(49,245)
TechnipFMC PLC	240	04/19/24	USD	22.00	USD	603	(77,400)
TechnipFMC PLC	247	04/19/24	USD	21.00	USD	620	(116,708)
Tourmaline Oil Corp.	215	04/19/24	CAD	57.50	CAD	1,362	(96,822)
Valero Energy Corp.	128	04/19/24	USD	165.00	USD	2,185	(103,680)
Weatherford International PLC	59	04/19/24	USD	95.00	USD	681	(127,440)
Weatherford International PLC	48	04/19/24	USD	120.00	USD	554	(9,840)
Williams Cos., Inc.	359	04/19/24	USD	36.00	USD	1,399	(106,803)
Cheniere Energy, Inc.	89	04/26/24	USD	165.00	USD	1,435	(18,913)
Chevron Corp.	264	04/26/24	USD	160.00	USD	4,164	(63,228)
ConocoPhillips	186	04/26/24	USD	121.00	USD	2,367	(139,965)
Exxon Mobil Corp.	437	04/26/24	USD	110.00	USD	5,080	(299,345)
Hess Corp.	88	04/26/24	USD	152.50	USD	1,343	(39,600)
Schlumberger NV	144	04/26/24	USD	54.00	USD	789	(30,528)
Schlumberger NV	168	04/26/24	USD	56.00	USD	921	(19,068)
Shell PLC, ADR	500	04/26/24	USD	65.00	USD	3,352	(138,750)
Valero Energy Corp.	116	04/26/24	USD	170.00	USD	1,980	(71,050)
Cheniere Energy, Inc.	86	05/03/24	USD	165.00	USD	1,387	(27,090)
Chevron Corp.	281	05/03/24	USD	160.00	USD	4,432	(82,895)
Diamondback Energy, Inc.	92	05/03/24	USD	205.00	USD	1,823	(32,200)
EOG Resources, Inc.	65	05/03/24	USD	129.00	USD	831	(21,775)
Hess Corp.	132	05/03/24	USD	160.00	USD	2,015	(34,320)
Schlumberger NV	230	05/03/24	USD	57.00	USD	1,261	(22,770)
Shell PLC, ADR	170	05/03/24	USD	69.00	USD	1,140	(14,450)
ARC Resources Ltd.	274	05/17/24	CAD	23.50	CAD	662	(26,094)
ARC Resources Ltd.	235	05/17/24	CAD	24.00	CAD	568	(16,655)
Canadian Natural Resources Ltd.	99	05/17/24	CAD	100.00	CAD	1,023	(41,294)
Cenovus Energy, Inc.	955	05/17/24	CAD	26.00	CAD	2,586	(123,733)
ConocoPhillips	75	05/17/24	USD	125.00	USD	955	(42,375)
Exxon Mobil Corp.	443	05/17/24	USD	110.00	USD	5,149	(335,572)
Marathon Petroleum Corp.	173	05/17/24	USD	195.00	USD	3,486	(217,547)
Patterson-UTI Energy, Inc.	109	05/17/24	USD	13.00	USD	130	(3,815)
Pembina Pipeline Corp.	364	05/17/24	CAD	49.00	CAD	1,740	(13,033)
Permian Resources Corp., Class A	434	05/17/24	USD	18.00	USD	766	(30,380)
Shell PLC, ADR	549	05/17/24	USD	67.50	USD	3,680	(94,703)
TechnipFMC PLC	394	05/17/24	USD	23.04	USD	989	(107,444)
Tourmaline Oil Corp.	215	05/17/24	CAD	59.50	CAD	1,362	(78,569)
Williams Cos., Inc.	501	05/17/24	USD	37.00	USD	1,952	(123,997)
ARC Resources Ltd.	506	06/21/24	CAD	24.00	CAD	1,222	(46,134)
Canadian Natural Resources Ltd.	704	06/21/24	CAD	98.00	CAD	7,274	(417,083)
ConocoPhillips	202	06/21/24	USD	130.00	USD	2,571	(89,890)
Exxon Mobil Corp.	414	06/21/24	USD	115.00	USD	4,812	(215,280)
Pembina Pipeline Corp.	336	06/21/24	CAD	49.00	CAD	1,606	(16,620)

							$(6,117,956)

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Energy and Resources Trust (BGR)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BP PLC	UBS AG	575,000	04/02/24	GBP	4.81	GBP	2,858	$(109,260)
TotalEnergies SE	Morgan Stanley & Co. International PLC	5,800	04/02/24	EUR	62.06	EUR	370	(9,422)
TC Energy Corp.	Morgan Stanley & Co. International PLC	28,300	04/17/24	CAD	54.28	CAD	1,541	(13,265)
Saipem SpA	Goldman Sachs International	157,000	04/24/24	EUR	2.01	EUR	355	(45,362)
Saipem SpA	Goldman Sachs International	123,000	04/24/24	EUR	2.34	EUR	278	(9,074)
TotalEnergies SE	Goldman Sachs International	82,700	04/24/24	EUR	60.35	EUR	5,273	(311,147)
BP PLC	Bank of America N.A.	454,000	04/25/24	GBP	4.79	GBP	2,257	(119,222)
Tenaris SA	Morgan Stanley & Co. International PLC	67,800	04/25/24	EUR	15.28	EUR	1,243	(225,605)
TC Energy Corp.	Royal Bank of Canada	21,800	04/26/24	CAD	53.95	CAD	1,187	(18,309)
Targa Resources Corp.	UBS AG	14,700	04/30/24	USD	108.04	USD	1,646	(69,033)
Saipem SpA	Goldman Sachs International	157,000	05/02/24	EUR	2.07	EUR	355	(39,811)
Saipem SpA	Goldman Sachs International	123,000	05/02/24	EUR	2.34	EUR	278	(11,003)
Pembina Pipeline Corp.	Morgan Stanley & Co. International PLC	15,500	05/13/24	CAD	47.15	CAD	741	(15,952)
TC Energy Corp.	Royal Bank of Canada	32,900	05/13/24	CAD	53.78	CAD	1,791	(40,163)
BP PLC	Bank of America N.A.	447,000	05/21/24	GBP	5.16	GBP	2,222	(38,928)

								$(1,075,556)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets

Investments

Long-Term Investments

Common Stocks

Energy Equipment & Services	$22,895,254	$8,113,099	$—	$31,008,353
Oil, Gas & Consumable Fuels	342,827,588	45,544,324	95	388,372,007
Short-Term Securities

Money Market Funds	6,022,902	—	—	6,022,902

	$371,745,744	$53,657,423	$95	$425,403,262

Derivative Financial Instruments(a)

Liabilities

Equity Contracts	$(6,010,512)	$(1,183,000)	$—	$(7,193,512)

(a)	Derivative financial instruments are options written. Options written are shown at value.

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Energy and Resources Trust (BGR)

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

PJSC	Public Joint Stock Company

4